Consolidated statements of financial position (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CondensedBalanceSheetStatementLineItems [Line Items]
Cash outflows for leases	€ 374,698	€ 378,035	€ 213,200
Tax loss carryforwards	148,900,000	114,400,000
Income tax receivable	1,026,494	1,134,968
Research and Development
CondensedBalanceSheetStatementLineItems [Line Items]
Amortization of intangible assets	27,937	30,662	5,841
General and Administrative
CondensedBalanceSheetStatementLineItems [Line Items]
Amortization of intangible assets	€ 102,026	€ 75,696	€ 19,414